Accumulated Other Comprehensive Loss (Tables)	6 Months Ended
Jun. 30, 2020
Accumulated Other Comprehensive Loss
Schedule of accumulated other comprehensive loss

Accumulated other comprehensive loss was comprised of the following as of December 31, 2018, December 31, 2019 and June 30, 2020 (in thousands):

	December 31,		June 30,
	2018	2019	2020
			(unaudited)
Foreign currency translation loss	$(131)	$(216)	$(250)
Unrealized loss on investments	(17)	—	—
Total accumulated other comprehensive loss	$(148)	$(216)	$(250)